Loss per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net (loss) income attributable to Tsakos Energy Navigation Limited	$ (151,401)	$ 24,002	$ 15,126
Preferred share dividends, Series B	0	0	(3,000)
Preferred share dividends, Series C	0	(3,328)	(4,438)
Preferred share dividends, Series D	(7,596)	(7,492)	(7,492)
Preferred share dividends, Series E	(10,822)	(10,637)	(10,637)
Preferred share dividends, Series F	(15,131)	(14,250)	(14,250)
Preferred share dividends, convertible Series G	(54)	(872)	(583)
Deemed dividend on Series B preferred shares	0	0	(2,750)
Deemed dividend on Series C preferred shares	0	(2,493)	0
Deemed dividend on partially redeemed Convertible Series G preferred shares	(2,171)	0	0
Net loss attributable to common stockholders of Tsakos Energy Navigation Limited	$ (187,175)	$ (15,070)	$ (28,024)
Denominator
Weighted average common shares outstanding	19,650,307	18,768,599	17,751,585
Basic and diluted loss per common share	$ (9.53)	$ (0.80)	$ (1.58)